Customer Accounts Receivable and Other Current Assets - Reconciliation of Research Tax Credit (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 04, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Opening balance sheet receivable		€ 9,217	€ 7,228	€ 5,702
+ Operating revenue		10,829	9,217
+ Other income				7,228
- Payment received		(9,479)	(7,341)	(5,702)
- Adjustment	€ 900	262	113
Closing balance sheet receivable		€ 10,829	€ 9,217	€ 7,228